CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Collaboration revenue	$ 954	$ 151	$ 1,275	$ 238	$ 388
Total revenue	954	151	1,275	238	388
Operating expenses:
Research and development	30,640	16,546	60,653	41,794	59,501	$ 28,471
Acquired in-process research and development						8,071
General and administrative	5,342	4,835	13,933	16,786	21,039	9,898
Total operating expenses	35,982	21,381	74,586	58,580	80,540	46,440
Loss from operations	(35,028)	(21,230)	(73,311)	(58,342)	(80,152)	(46,440)
Other income (expense):
Interest income	4	344	246	1,145	1,500	1,363
Interest expense	(607)	(3)	(1,196)	(3)	(300)
Other income	338	226	553	878	992	535
Total other income (expense), net	(265)	567	(397)	2,020	2,192	1,898
Net loss	(35,293)	(20,663)	(73,708)	(56,322)	(77,960)	(44,542)
Cumulative dividends on redeemable convertible preferred stock	(3,457)	(3,454)	(10,296)	(10,247)	(13,701)	(13,681)
Net loss attributable to common stockholders	$ (38,750)	$ (24,117)	$ (84,004)	$ (66,569)	$ (91,661)	$ (58,223)
Net loss per share attributable to common stockholders, basic and diluted	$ (12.83)	$ (8.05)	$ (27.92)	$ (22.29)	$ (30.66)	$ (23.07)
Weighted average common shares outstanding, basic and diluted	3,020,055	2,995,917	3,008,576	2,986,889	2,989,423	2,523,799
Comprehensive income (loss):
Net loss	$ (35,293)	$ (20,663)	$ (73,708)	$ (56,322)	$ (77,960)	$ (44,542)
Other comprehensive income (loss):
Unrealized gain (loss) on investments, net of tax of $0		(8)	(43)	72	52	(9)
Total other comprehensive income (loss)		(8)	(43)	72	52	(9)
Comprehensive loss	$ (35,293)	$ (20,671)	$ (73,751)	$ (56,250)	$ (77,908)	$ (44,551)